Schedule of Related party transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
Consulting fees and wages	$ 248,472	$ 276,049	$ 1,832,323	$ 846,604